LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT

		2020		2019
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian		—	—	250	11.8%
U.S. (2020 and 2019 – US$400)	2021	510	9.9%	518	9.9%
Medium Term Notes
Canadian	2021 to 2049	11,491	4.5%	9,491	4.6%
Senior Unsecured Notes
U.S. (2020 – US$14,292; 2019 – US$14,792)	2022 to 2049	18,227	5.3%	19,174	5.2%
		30,228		29,433
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2020 and 2019 – US$200)	2023	255	7.9%	259	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2020 and 2019 – US$33)	2026	42	7.5%	42	7.5%
		901		905
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes
U.S. (2020 – US$1,500; 2019 – US$2,250)[2]	2025 to 2045	1,913	4.9%	2,916	4.4%
TC PIPELINES, LP
Unsecured Term Loan
U.S. (2020 and 2019 – US$450)	2022	574	1.4%	583	2.9%
Senior Unsecured Notes
U.S. (2020 and 2019 – US$1,200)	2021 to 2027	1,530	4.4%	1,556	4.4%
		2,104		2,139
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2020 and 2019 – US$672)	2021 to 2026	858	7.2%	872	7.2%
GAS TRANSMISSION NORTHWEST LLC
Senior Unsecured Notes
U.S. (2020 - US$325; 2019 – US$250)	2030 to 2035	415	4.3%	324	5.6%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2020 – US$198; 2019 – US$219)	2021 to 2030	253	7.6%	284	7.7%

		2020		2019
Outstanding amounts	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Unsecured Loan Facility
U.S. (2020 – US$25; 2019 – US$39)	2023	32	1.3%	51	3.0%
Senior Unsecured Notes
U.S. (2020 – US$125 ; 2019 – nil)	2030	159	2.8%	—	—
		191		51
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2020 and 2019 – US$23)	2021	29	2.2%	30	2.8%
NORTH BAJA PIPELINE, LLC
Unsecured Term Loan
U.S. (2020 and 2019 – US$50)	2021	64	1.2%	65	2.8%
		36,956		37,019
Current portion of long-term debt		(1,972)		(2,705)
Unamortized debt discount and issue costs		(238)		(228)
Fair value adjustments[3]		167		194
		34,913		34,280
1Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.
2Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes. Each guarantor of Columbia's obligations is required to comply with covenants under the debt indenture and in the event of default, the guarantors would be obligated to pay the principal and related interest.
3The fair value adjustments include $167 million (2019 – $193 million) related to the acquisition of Columbia. In 2019, these adjustments also included an increase of $1 million related to hedged interest rate risk. Refer to Note 25, Risk management and financial instruments, for additional information.
Principal Repayments
At December 31, 2020, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2021	2022	2023	2024	2025

Principal repayments on long-term debt	1,972	1,901	1,861	286	2,712
Long-Term Debt Issued
The Company issued long-term debt over the three years ended December 31, 2020 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	April 2020	Senior Unsecured Notes	April 2030	US 1,250	4.10%
	April 2020	Medium Term Notes	April 2027	2,000	3.80%
	September 2019	Medium Term Notes	September 2029	700	3.00%
	September 2019	Medium Term Notes	July 2048	300	4.18%	[1]
	April 2019	Medium Term Notes	October 2049	1,000	4.34%
	October 2018	Senior Unsecured Notes	March 2049	US 1,000	5.10%
	October 2018	Senior Unsecured Notes	May 2028	US 400	4.25%	[2]
	July 2018	Medium Term Notes	July 2048	800	4.18%
	July 2018	Medium Term Notes	March 2028	200	3.39%	[3]
	May 2018	Senior Unsecured Notes	May 2028	US 1,000	4.25%
	May 2018	Senior Unsecured Notes	May 2048	US 1,000	4.875%
	May 2018	Senior Unsecured Notes	May 2038	US 500	4.75%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2020	Senior Unsecured Notes	October 2030	US 125	2.84%
	April 2018	Unsecured Loan Facility	April 2023	US 19	Floating
GAS TRANSMISSION NORTHWEST LLC
	June 2020	Senior Unsecured Notes	June 2030	US 175	3.12%
COASTAL GASLINK PIPELINE LIMITED PARTNERSHIP[4]
	April 2020	Senior Secured Credit Facilities	April 2027	1,603	Floating
NORTHERN COURIER PIPELINE LIMITED PARTNERSHIP[5]
	July 2019	Senior Secured Notes	June 2042	1,000	3.365%
NORTH BAJA PIPELINE, LLC
	December 2018	Unsecured Term Loan	December 2021	US 50	Floating
1Reflects coupon rate on re-opening of a pre-existing Medium Term Notes (MTN) issue. The MTNs were issued at a premium to par, resulting in a re-issuance yield of 3.991 per cent.
2Reflects coupon rate on re-opening of a pre-existing senior unsecured notes issue. The notes were issued at a discount to par, resulting in a re-issuance yield of 4.439 per cent.
3Reflects coupon rate on re-opening of a pre-existing MTN issue. The MTNs were issued at a discount to par, resulting in a re-issuance yield of 3.41 per cent.
4On April 28, 2020, Coastal GasLink LP entered into secured long-term project financing credit facilities. On May 22, 2020, TC Energy completed the sale of a 65 per cent equity interest in Coastal GasLink LP and subsequently accounts for its remaining 35 per cent interest using the equity method. Immediately preceding the equity sale, Coastal GasLink LP made an initial draw of $1.6 billion on the credit facilities, of which approximately $1.5 billion was paid to TC Energy. Refer to Note 27, Acquisitions and dispositions, for additional information.
5In July 2019, subsequent to the Senior Secured Notes issuance, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier and subsequently accounts for its remaining 15 per cent interest using the equity method. Refer to Note 27, Acquisitions and dispositions, for additional information.
Long-Term Debt Retired/Repaid
The Company retired/repaid long-term debt over the three years ended December 31, 2020 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	November 2020	Debentures	250	11.80%
	October 2020	Senior Unsecured Notes	US 1,000	3.80%
	March 2020[1]	Senior Unsecured Notes	US 750	4.60%
	November 2019	Senior Unsecured Notes	US 700	2.125%
	November 2019	Senior Unsecured Notes	US 550	Floating
	May 2019	Medium Term Notes	13	9.35%
	March 2019	Debentures	100	10.50%
	January 2019	Senior Unsecured Notes	US 750	7.125%
	January 2019	Senior Unsecured Notes	US 400	3.125%
	August 2018	Senior Unsecured Notes	US 850	6.50%
	March 2018	Debentures	150	9.45%
	January 2018	Senior Unsecured Notes	US 500	1.875%
	January 2018	Senior Unsecured Notes	US 250	Floating
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2020	Unsecured Loan Facility	US 99	Floating
	May 2018	Senior Secured Notes	US 18	5.90%
COLUMBIA PIPELINE GROUP, INC.
	June 2020	Senior Unsecured Notes	US 750	3.30%
	June 2018	Senior Unsecured Notes	US 500	2.45%
GAS TRANSMISSION NORTHWEST LLC
	June 2020	Senior Unsecured Notes	US 100	5.29%
	May 2019	Unsecured Term Loan	US 35	Floating
TC PIPELINES, LP
	June 2019	Unsecured Term Loan	US 50	Floating
	December 2018	Unsecured Term Loan	US 170	Floating
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	March 2018	Senior Unsecured Notes	US 9	6.73%
1Related unamortized debt issue costs of $8 million were included in Interest expense in the Consolidated statement of income for the year ended December 31, 2020.
Interest Expense

year ended December 31	2020	2019	2018
(millions of Canadian $)

Interest on long-term debt	1,963	1,931	1,877
Interest on junior subordinated notes	470	427	391
Interest on short-term debt	46	106	73
Capitalized interest	(294)	(186)	(124)
Amortization and other financial charges[1]	43	55	48
	2,228	2,333	2,265
1Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and losses on derivatives used to manage the Company's exposure to changes in interest rates.
The Company made interest payments of $2,203 million in 2020 (2019 – $2,295 million; 2018 – $2,156 million) on long-term debt, junior subordinated notes and short-term debt, net of interest capitalized.